Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Scienjoy Holding Corporation (the “Company” or “Scienjoy”) through its subsidiaries, and variable interest entities(“VIE”) and its subsidiaries (collectively the “Group”) are principally engaged in operating its own live streaming platforms in the People’s Republic of China (the “PRC”), which enable users to view and interact with broadcasters through online chat, virtual items and playing games. The primary theme of the Company’s platform is entertainment live streaming.

(a) Recent developments

On April 11, 2024, the Company formed a 51% owned subsidiary Scenovo Pte. Ltd. and its 70% owned subsidiary Techjoy Pte. Ltd.in Singapore, which are engaged in developing multi-channel network business in Singapore and other international markets.

On May 30, 2024, the Company formed a 51% owned subsidiary Hangzhou Sixiang Fengjing Culture Technology Co., Ltd. in Zhejiang PRC, as an investment holding company.

(b) Organization

Subsidiaries and VIEs include the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	February 23, 2017	Cayman Islands	100%	Holding Company
Scienjoy Pte. Ltd. (“Scienjoy SG”)	July 25, 2023	Singapore	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Scienjoy Verse Tech Ltd (“Scienjoy Verse”) (a 51% owned subsidiary of Scienjoy SG) (1)	September 18, 2023	Dubai	51%	Holding Company
Scienjoy Meta Technology LLC (“Scienjoy Meta”) (a wholly owned subsidiary of Scienjoy Verse)	October 3, 2023	Dubai	51%	Metaverse business
Scenovo Pte. Ltd. (“Scenovo SG”) (a 51% owned subsidiary of Scienjoy SG)	April 11, 2024	Singapore	51%	Holding Company
SJ Verse Global Media LLC (“SJ Verse”) (a 90% owned subsidiary of Scenovo SG) (2)	May 20, 2020	Dubai	45.9%	Multi-channel network business
Techjoy Pte. Ltd. (“Techjoy SG”) (a 70% owned subsidiary of Scenovo SG)	May 31, 2024	Singapore	35.7%	Multi-channel network business
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (a wholly owned subsidiary of QY)	March 2, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Hangzhou Sixiang Fengjing Culture Technology Co., Ltd.(“SXFJ”) (a 51% owned subsidiary of QYHN)	May 30, 2024	The PRC	51%	Holding Company
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform

(1)	On July 1, 2024, the Company terminated the trust agreement between Scienjoy SG and Mr Xiaowu He, Chief Executive Officer and Chairman of the Board. After that, Scienjoy SG directly owns 51% equity interest of Scienjoy Verse.

(2)	On July 1, 2024, Scienjoy Verse sold its 90% equity interest of SJ Verse to Scenovo SG.

On January 29, 2019, the Company completed its reorganization of entities under the common control of the founders. Scienjoy, Scienjoy HK, WXBJ and ZH were established as holding Companies. WXBJ holds 100% of equity interests of ZH which holds 100% of equity interest in Kashgar Times and Holgus X. WXBJ is the primary beneficiary of QY which holds 100% equity interest in SG, HX and LH (collectively “QY VIEs”). All of these entities included in the Company are under common control, which results in the consolidation of QY and ZH which have been accounted for as a reorganization of entities under common control at carry value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

Contracts between the Company and the QY VIEs

Foreign ownership of Internet-based businesses, including distribution of online information (such as game content provider), is subject to restrictions under current PRC laws, regulations, and other applicable laws and regulations. The Company is a Cayman Island company and WXBJ and WXZJ (its PRC subsidiaries) are considered foreign invested enterprises. To comply with these regulations, the Company operates the live streaming platforms through SG, HX and LH in PRC (its consolidated VIE). As such, QY is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of three agreements and a shareholder power of attorney (collectively the “Contractual Arrangements”, which were signed on January 29, 2019).

The following is a summary of the various VIE agreements:

Exclusive Option Agreements

Pursuant to the exclusive option agreement (including its amendment or supplementary agreements, if any, the “Exclusive Option Agreement”) amongst WXBJ, QY and the nominee shareholders who collectively owned all of QY, the nominee shareholders irrevocably granted WXBJ or its designated party, an exclusive option to purchase all or part of the equity interests held by the nominee shareholders in QY, when and to the extent permitted under PRC law, at an amount equal to the lowest permissible purchase price as set by PRC law. QY cannot declare any profit distributions, or create any encumbrances in any form without the prior written consent of WXBJ. The nominee shareholders must remit in full any funds received from QY to WXBJ, in the event any distributions are made by the VIE pursuant to any written consents of WXBJ.

The Exclusive Option Agreement shall remain effective for twenty (20) years and shall be automatically extended for an additional period of one (1) year. The additional period automatically enters the renewal extension of one (1) year at the end of each extended additional period. WXBJ has the right to terminate this agreement at any time after giving a thirty (30) days’ prior termination notice.

Exclusive Business Cooperation Agreements

Pursuant to the exclusive business cooperation agreement (including its amendment or supplementary agreements, if any, the “Exclusive Business Cooperation Agreement”) between WXBJ and the VIE, WXBJ is to provide exclusive business support, technical and consulting services related to all technologies needed for its business in return for fees that equals to all of the consolidated net income after offsetting previous year’s loss (if any) of SG, HX and LH.

The service fees may be adjusted by WXBJ based on the following factors:

●	complexity and difficulty of the services pursuant to the business cooperation agreement to the VIE during the month (the “Monthly Services”)

●	the number of WXBJ’s employees who provided the Monthly Services and the qualifications of the employees;

●	the number of hours WXBJ’s employees spent to provide the Monthly Services;

●	nature and value of the Monthly Services;

●	market reference price; and

●	the VIE’ operating conditions for the month.

The term of the Exclusive Business Cooperation Agreement is twenty (20) years and shall be automatically extended for an additional period of one (1) year. The additional period automatically enters the renewal extension of one (1) year at the end of each extended additional period. Besides, WXBJ has the right to terminate this agreement at any time after giving a thirty (30) days’ prior termination notice.

Power of Attorney Agreements

The nominee shareholders entered into the power of attorney agreement (including its amendment or supplementary agreements, if any, the “Power of Attorney Agreement”) whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIE to WXBJ, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the nominee shareholders by the PRC company law and the VIE’s Article of Association. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of QY.

Share Pledge Agreements

Pursuant to the share pledge agreement (including its amendment or supplementary agreements, if any, the “Share Pledge Agreement”) between WXBJ, QY and the nominee shareholders, the nominee shareholders have pledged all their equity interests in the VIE to guarantee the performance of the VIE’ obligations under the Exclusive Option Agreement, Exclusive Business Cooperation Agreement and Power of Attorney Agreement.

If the VIE breaches their respective contractual obligations under those agreements, WXBJ, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the VIE without the prior written consent of WXBJ. The Share Pledge Agreement shall be continuously valid until all the its obligations under the VIE Agreements have been fulfilled, or the VIE Agreements are terminated, or the secured debts has been fully executed.

Based on the foregoing contractual arrangements, which grant WXBJ effective control of QY and its subsidiaries and obligate WXBJ to absorb all of the risk of loss from their activities and enable WXBJ to receive all of their expected residual returns, the Company accounts for QY as a VIE. Accordingly, the Company consolidates the accounts of QY for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”) and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

Contractual Arrangements among WXZJ, QYHZ, and the Shareholders of QYHZ.

On June 1, 2022, the Company through its wholly-owned subsidiary, Sixiang Infinite (Zhejiang) Culture Technology Co., Ltd. (WXZJ), entered into a series of contractual arrangements with QYHZ (Hangzhou) Culture Technology Co., Ltd. (“QYHZ”) and its shareholders, thereby in substance obtained control over all equity shares, risks and economic benefits of Xiuli (Zhejiang) Culture Technology Co., Ltd., Leku (Zhejiang) Culture Technology Co., Ltd., Haifan (Zhejiang) Culture Technology Co., Ltd., Xiangfeng (Zhejiang) Culture Technology Co., Ltd. and Hongren (Zhejiang) Culture Technology Co., Ltd. The Company will commence its operations in Hangzhou after effecting the agreements under such contractual arrangements (the “VIE Agreements”) as described below. The Company intends to integrate its supply chain resources, local resources, and geographical advantages to achieve rapid growth in livestreaming commerce, Multi-Channel Network development, and new technology development, as well as accelerating the development of a Metaverse eco-system.

Materials terms and conditions of the VIE Agreements, including an Exclusive Option Agreement, the Power of Attorney Agreement, a Share Pledge Agreement and an Exclusive Business Cooperation Agreement, are described as follows:

Exclusive Option Agreement.

Pursuant to the Exclusive Option Agreement (including any supplementary agreement thereto, if any) entered into by and among WXZJ, QYHZ and all the shareholders of QYHZ, the shareholders of QYHZ hereby irrevocably grant to WXZJ or its designee, to the extent permitted by the laws of the People’s Republic of China, the exclusive right to purchase all or part of the equity interest held by such shareholders at the lowest purchase price permitted by the laws of the People’s Republic of China. Without the written consent of WXZJ, QYHZ may not distribute any profits or create any encumbrance in any manner. If QYHZ makes the profit distribution with WXZJ’s written consent, QYHZ’s shareholders shall pay all of any funds received by them to WXZJ.

The term of the Exclusive Option Agreement is twenty years and will be automatically renewed for one year. Upon the expiration of each renewed term, the Exclusive Option Agreement will be automatically renewed for one year. In the meantime, WXZJ shall have the right to terminate the Exclusive Option Agreement at any time by giving a three days’ prior notice.

Power of Attorney Agreements.

WXZJ has entered into a Power of Attorney Agreement (the “Power of Attorney,” including any supplementary agreements, if any) with each shareholder of QYHZ, pursuant to which each such shareholder grants the proxy rights to Zhejiang WFOE in connection with his equity interest in QYHZ, including, without limitation, all the shareholders’ beneficial rights and voting rights conferred by the Company Law of the People’s Republic of China and the Articles of Association of QYHZ. Each Power of Attorney Agreement shall be irrevocable from the date of execution and shall continue to be valid until the relevant shareholder no longer holds QYHZ’s equity interest.

Share Pledge Agreement.

In accordance with the Share Pledge Contract (including any supplementary agreement thereto, if any) entered into by and among Zhejiang WFOE, QYHZ and each of the shareholders of QYHZ, each shareholder of QYHZ has pledged all of QYHZ’s equity interest held by such shareholder to guarantee the respective performance of QYHZ and such shareholder under the Exclusive Option Contract, the Exclusive Business Cooperation Agreement and the Power of Attorney Agreement, as applicable.

If QYHZ or any of its shareholders breaches its contractual obligations under any VIE Agreements, Zhejiang WFOE, as the pledgee, will have certain rights, including the sale of the pledged equity interest. The shareholders agree that, without the prior written consent of Zhejiang WFOE, they shall not transfer, sell, pledge, dispose of or in any other manner create any new encumbrance upon their equity interest in QYHZ. The Share Pledge Agreement shall remain effective until all obligations under the VIE Agreements have been performed, or the VIE Agreements have been terminated, or all obligations under the VIE Agreements have been fully performed.

Exclusive Business Cooperation Agreement

In accordance with the Exclusive Business Cooperation Agreement between WXZJ and QYHZ (including supplementary agreements thereto, if any), WXZJ will provide QYHZ with exclusive business support and all business-related technologies and consulting services in order to obtain the fees equal to the consolidated net income of Xiuli (Zhejiang) Culture Tech Co., Ltd., Leku (Zhejiang) Culture Tech Co., Ltd., Haifan (Zhejiang) Culture Tech Co., Ltd., Xiangfeng (Zhejiang) Culture Tech Co., Ltd. and Hongren (Zhejiang) Culture Tech Co., Ltd. after deducting losses of the previous year (if any). WXZJ may adjust the service fees according to the following factors:

●	Quarterly based on the complexity and difficulty of the services provided pursuant to the Exclusive Business Cooperation Agreement during such quarter (“Quarterly Services”); the number of WXZJ’s employees who provided the Quarterly Services and the qualifications of these employees;

●	The number of hours Zhejiang WFOE’s employees spent to provide the Quarterly Services;

●	The nature and value of the Quarterly Services;

●	market reference price; and

●	QYHZ’s operating conditions.

The term of the Exclusive Business Cooperation Agreement is twenty years and is automatically renewable for one year. Upon the expiration of each renewal term, the Exclusive Business Cooperation Agreement can be automatically renewed for one year. In addition, WXZJ shall have the right to terminate this agreement at any time by giving a three-day notice on the termination of this Agreement.

Based on the foregoing contractual arrangements, which grant WXZJ effective control of QYHZ and its subsidiaries and obligate WXZJ to absorb all of the risk of loss from their activities and enable WXZJ to receive all of their expected residual returns, the Company accounts for QYHZ as a VIE. Accordingly, the Company consolidates the accounts of QYHZ for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”) and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

The following tables represent the financial information of the consolidated VIE and its subsidiaries as of December 31, 2023 and 2024 before eliminating the intercompany balances and transactions between the VIE and other entities within the Company:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	115,322	196,421	26,910
Accounts receivable, net	198,709	195,202	26,743
Prepaid expenses and other current assets	65,751	7,359	1,008
Amounts due from inter-companies(1)	173,545	181,317	24,840
Total current assets	553,327	580,299	79,501

Non-current assets
Property and equipment, net	1,356	1,157	159
Intangible assets, net	412,008	405,084	55,496
Goodwill	172,781	172,781	23,671
Deferred tax assets	6,135	6,716	920
Long term deposits and other assets	671	686	94
Long term investments	380,869	241,227	33,048
Right of use assets-operating lease	12,157	4,845	664
Total non-current assets	985,977	832,496	114,052
TOTAL ASSETS	1,539,304	1,412,795	193,553

LIABILITIES
Current liabilities
Accounts payable	53,545	34,300	4,701
Deferred revenue	81,503	61,891	8,479
Accrued salary and employee benefits	10,397	15,345	2,102
Accrued expenses and other current liabilities	11,300	14,621	2,003
Income tax payable	10,530	11,285	1,546
Amounts due to inter-companies(1)	424,856	417,184	57,154
Lease liability-operating lease -current	7,974	4,098	561
Total current liabilities	600,105	558,724	76,546

Non-current liabilities
Deferred tax liabilities	59,818	58,400	8,001
Lease liabilities-operating lease -non-current	4,798	700	96
Total non-current liabilities	64,616	59,100	8,097
TOTAL LIABILITIES	664,721	617,824	84,643

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to other entities within the Group.

All revenue-producing assets recognized by the Company, including trademarks, patents, copyrights and software, are held by the VIEs, please refer to Note 8. There are no unrecognized revenue-producing assets.

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of income for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenues	1,291,701	1,215,582	1,281,734	175,597
Third party customers	1,291,602	1,215,582	1,276,090	174,824
Inter-companies	99	-	5,644	773
Net income (loss)	143,651	(14,991)	71,271	9,764

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash provided by operating activities	155,897	42,562	100,323	13,744
Net cash used in investing activities	(122,236)	(42,554)	(19,440)	(2,663)
Net cash (used in) provided by financing activities	(198)	836	216	30